Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Receivable
Schedule of accounts receivable

	Notes	December 31, 2022	December 31, 2021
Receivables from customer contracts
Related parties	31	211	109
Third parties
Iron Solutions		3,132	3,023
Energy Transition Materials		984	668
Other		35	162
Accounts receivable		4,362	3,962
Expected credit loss		(43)	(48)
Accounts receivable, net		4,319	3,914

Schedule of sensitivity of the Company's risk on final settlement

	Year ended December 31, 2022
	Thousand metric tons	Provisional price (US$/ton)	Change	Effect on Revenue (US$ million)
Iron ore	25,052	112	+/- 10%	+/- 281
Iron ore pellets	83	164	+/- 10%	+/- 2
Copper	79	10,236	+/- 10%	+/- 81